Class A Ordinary Shares Subject to Possible Redemption (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
ACON S2 Acquisition Corp [Member]
Summary of recognized in Class A ordinary shares subject to possible redemption
The Class A ordinary shares issued in the Initial Public Offering were recognized in Class A ordinary shares subject to possible redemption as recorded outside of permanent equity as follows:

Gross Proceeds	$250,000,000
Less:
Offering costs allocated to Class A shares subject to possible redemption	(13,646,752)
Proceeds allocated to Public Warrants at issuance	(12,500,000)
Plus:
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	26,146,752

Class A ordinary shares subject to possible redemption	$250,000,000

The Class A ordinary shares issued in the Initial Public Offering were recognized in Class A ordinary shares subject to possible redemption as recorded outside of permanent equity as follows:

Gross Proceeds	$250,000,000
Less:	—
Offering costs allocated to Class A shares subject to possible redemption	(13,646,752)
Proceeds allocated to Public Warrants at issuance	(12,500,000)
Plus:
Remeasure adjustment on Class A ordinary shares subject to possible redemption amount	26,146,752

Class A ordinary shares subject to possible redemption	$250,000,000